Property and Equipment (Details) - Schedule of Property and Equipment - Previously Reported [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	$ 761,760	$ 2,155,827
Accumulated depreciation	(150,900)	(649,745)
Property and equipment, net	610,860	1,506,082
Equipment [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	140,890	402,675
Furniture and fixtures [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross	620,870	1,007,699
Leasehold improvements [Member]
Schedule of Property and Equipment [Line Items]
Property and equipment, gross		$ 745,453